UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Quarter Ended of June 30, 2006
Check here if Amendment []; Amendment Number:
This Amendment(Check only one.):[]is a restatement.
                                []adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Lynmar Capital Group, Inc.
Address:2 Eves Drive, Suite 204
        Executive Court
        Marlton, NJ 08053-3193

Form 13F File Number: 28-11374

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, stsements, schedules, lists, and tables, are considered integral parts of this submission

Person Signing this Report on Behalf of Reporting Manager:

Name:   Marilyn J. Dicks-Riley
Title:  President and CEO
Phone:  856-988-0140 Ext 22

Signature, Place, and Date of Signing:

Marilyn J. Dicks-Riley           Marlton, New Jersey         July 21, 2006
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers      0
Form 13F Information Table Entry      38
Form 13F Information Table Value   $629,003
                                  (thousands)


List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
LYNMAR CAPITAL GROUP, INC.
         06/30/2006


                                                    VALUE         SH/ PUT/ INVESTMT    OTHER    VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS   CUSIP     (x$1000)SHRS   PRN CALL  DISCRETN  MANAGERS   SOLE SHARED  NONE
Amgen Inc.                    COM      031162100  13,803  211,602 SH         SOLE       NA     37,517   0  174,085
Apple Computer, Inc.          COM      037833100  15,383  268,596 SH         SOLE       NA     48,025   0  220,571
Autodesk, Inc.                COM      052769106  15,213  441,457 SH         SOLE       NA     78,535   0  362,921
Bank of America Corp.         COM      060505104  16,827  349,832 SH         SOLE       NA     62,620   0  287,212
The Bear Stearns Companies    COM      073902108  18,778  134,051 SH         SOLE       NA     24,129   0  109,922
The Boeing Company            COM      097023105  15,015  183,315 SH         SOLE       NA     34,482   0  148,833
Burlington Northern Santa Fe  COM      12189T104  18,586  234,521 SH         SOLE       NA     42,683   0  191,838
Campbell Soup Co              COM      134429109   9,349  251,929 SH         SOLE       NA     17,207   0  234,722
Capital One Financial Corp    COM      14040H105  19,507  228,291 SH         SOLE       NA     40,841   0  187,450
Celgene Corporation           COM      151020104  18,800  396,371 SH         SOLE       NA     70,911   0  325,460
Chevron Corporation           COM      166764100  15,092  243,184 SH         SOLE       NA     42,752   0  200,432
Citigroup Inc.                COM      172967101  16,428  340,469 SH         SOLE       NA     61,421   0  279,048
Costco Wholesale Corp         COM      22160K105  18,789  328,890 SH         SOLE       NA     59,036   0  269,854
Eli Lilly and Company         COM      532457108  18,095  327,394 SH         SOLE       NA     32,220   0  295,174
EOG Resources, Inc.           COM      26875P101  18,574  267,875 SH         SOLE       NA     48,191   0  219,684
Express Scripts, Inc.         COM      302182100  14,706  204,992 SH         SOLE       NA     55,497   0  149,494
General Dynamics Corporation  COM      369550108  18,672  285,239 SH         SOLE       NA     50,858   0  234,381
Gilead Sciences, Inc.         COM      375558103  18,487  312,485 SH         SOLE       NA     55,935   0  256,551
Google Inc.                   COM      38259P508  16,844   40,169 SH         SOLE       NA      2,036   0   38,133
Hess Corporation              COM      42809H107  18,185  344,082 SH         SOLE       NA     66,511   0  277,571
International Game Technology COM      459902102  19,457  512,839 SH	     SOLE	NA     92,465	0  420,374
Johnson & Johnson             COM      478160104  16,815  280,617 SH         SOLE       NA     50,259   0  230,359
Johnson Controls, Inc.	      COM      478366107  18,483  224,798 SH	     SOLE	NA     40,239	0  184,559
KLA-Tencor Corporation	      COM      482480100  12,917  310,718 SH	     SOLE	NA     55,215	0  255,503
Lockheed Martin Corporation   COM      539830109   1,029   14,342 SH	     SOLE	NA          0	0   14,342
Marriott International, Inc.  COM      571903202  18,505  485,448 SH	     SOLE	NA     87,429	0  398,019
Merrill Lynch & Co., Inc.     COM      590188108  17,151  246,563 SH	     SOLE	NA     44,431	0  202,132
Phelps Dodge Corporation      COM      717265102  18,323  223,016 SH	     SOLE	NA     39,875	0  183,141
Procter & Gamble              COM      742718109  10,192  183,314 SH         SOLE       NA     50,815   0  132,499
QUALCOMM Inc.	              COM      747525103  15,838  395,265 SH	     SOLE	NA     70,673	0  324,592
Texas Instruments Inc.	      COM      882508104  18,942  625,347 SH	     SOLE	NA    112,375	0  512,972
The Goldman Sachs Group, Inc. COM      38141G104  19,134  127,198 SH	     SOLE	NA     22,832	0  104,366
The Hershey Company	      COM      427866108  19,339  351,178 SH	     SOLE	NA     62,826	0  288,352
Union Pacific Corporation     COM      907818108  16,272  175,048 SH	     SOLE	NA     31,544	0  143,505
United Technologies Corp.     COM      913017109  17,373  273,942 SH	     SOLE	NA     49,008	0  224,934
Valero Energy Corp.	      COM      91913Y100  21,547  323,923 SH	     SOLE	NA     57,950	0  265,973
Yahoo! Inc.	              COM      984332106  14,917  452,037 SH	     SOLE	NA     81,367	0  370,670
Yum! Brands, Inc              COM      988498101  17,635  350,804 SH         SOLE       NA     63,004   0  287,799